COVER LETTER

September 14, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MassMutual Select Funds

Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of MassMutual Select Funds (the “Trust”) is a Registration Statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the reorganization of the MassMutual Select Growth Equity Fund (“Growth Equity Fund”) into the MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), each a series of the Trust (the “Reorganization”).

The Prospectus/Information Statement which constitutes Part A of the Registration Statement will be used in connection with action to be taken by Massachusetts Mutual Life Insurance Company (“MassMutual”) (in its capacity as the majority shareholder of the Growth Equity Fund, the “Majority Shareholder”). The Majority Shareholder anticipates approving the proposed Reorganization by written consent.

No registration fee is being paid at the time of filing because the Trust has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

The Registration Statement is proposed to become effective on October 14, 2007, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please address any questions or comments you may have to the undersigned at (413) 744-6602.

Respectfully submitted,

/s/	Jill Nareau Robert
Jill Nareau Robert
Counsel
Massachusetts Mutual Life Insurance Company